Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Sep. 29, 2023	May 20, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 28, 2023
Class of Warrant or Right [Line Items]
Proceeds from issuance of PIPE warrants	$ 10,210		$ 10,210	$ 0
Working Capital Loan | Line of Credit
Class of Warrant or Right [Line Items]
Working capital loan					$ 800
Public warrants
Class of Warrant or Right [Line Items]
Period before warrants become exercisable		30 days
Warrant term		5 years
Public warrants | Graf Acquisition Partners IV LLC
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		3,432,286
Warrant, exercise price (in dollars per share)		$ 11.50
Public warrants | Common Stock
Class of Warrant or Right [Line Items]
Closing price required to redeem warrants (in dollars per share)		$ 18.00
Private warrants | Graf Acquisition Partners IV LLC
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		4,721,533
Warrant, exercise price (in dollars per share)		$ 11.50
SPA warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)			1,000,000
Warrant, exercise price (in dollars per share)			$ 11.50
Working capital warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	523,140
Warrant, exercise price (in dollars per share)	$ 11.50
PIPE warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	10,209,994		10,209,994
Warrant, exercise price (in dollars per share)			$ 1.00
Warrant term	5 years
Proceeds from issuance of PIPE warrants	$ 10,200
Purchase price (usd per share)	$ 1.00
Period before warrant adjustment	180 days
PIPE warrants | First Tranche
Class of Warrant or Right [Line Items]
Warrant, exercise price (in dollars per share)	$ 10.00
PIPE warrants | Second Tranche
Class of Warrant or Right [Line Items]
Warrant, exercise price (in dollars per share)	12.50
PIPE warrants | Third Tranche
Class of Warrant or Right [Line Items]
Warrant, exercise price (in dollars per share)	15.00
PIPE warrants | Minimum
Class of Warrant or Right [Line Items]
Cashless exchange, stock price trigger (in USD per share)	$ 1.50